Risks Arising from Financial Instruments	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Risks Arising from Financial Instruments
29.	RISKS ARISING FROM FINANCIAL INSTRUMENTS

AB InBev’s activities expose it to a variety of financial risks: market risk (including currency risk, fair value interest rate risk, cash flow interest risk, commodity risk and equity risk), credit risk and liquidity risk. The company analyses each of these risks individually as well as on an interconnected basis, and defines strategies to manage the economic impact on the company’s performance in line with its financial risk management policy.

Some of the company’s risk management strategies include the usage of derivatives. The main derivative instruments used are foreign currency rate agreements, exchange traded foreign currency futures and options, interest rate swaps and forwards, cross currency interest rate swaps (“CCIRS”), exchange traded interest rate futures, commodity swaps, exchange traded commodity futures and equity swaps. AB InBev’s policy prohibits the use of derivatives in the context of speculative trading.

The following table provides an overview of the derivative financial instruments outstanding at year-end by maturity bucket. The amounts included in this table are the notional amounts.

	2017					2016
Million US dollar	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years	< 1 year	1-2 years	2-3 years	3-5 years	> 5 years

Foreign currency
Forward exchange contracts	11 637	233	—	—	—	22 396	96	—	—	—
Foreign currency futures	655	—	—	—	—	610	—	—	—	—

Interest rate
Interest rate swaps	1 075	2 250	750	1 883	88	1 292	1 075	2 250	784	3 630
Cross currency interest rate swaps	711	1 797	—	5 900	1 176	1 553	785	1 796	460	1 134
Interest rate futures	—	—	5	—	—	—	—	46	77	—
Other interest rate derivatives	—	—	—	—	565	—	—	—	—	565

Commodities
Aluminum swaps	1 412	21	—	—	—	1 211	31	—	—	—
Other commodity derivatives	1 214	144	—	—	—	1 124	189	—	—	—

Equity
Equity derivatives	11 799	—	—	—	—	10 087	235	—	—	—

A.	FOREIGN CURRENCY RISK

AB InBev incurs foreign currency risk on borrowings, investments, (forecasted) sales, (forecasted) purchases, royalties, dividends, licenses, management fees and interest expense/income whenever they are denominated in a currency other than the functional currency of the subsidiary. The main derivative financial instruments used to manage foreign currency risk are foreign currency rate agreements, exchange traded foreign currency futures and cross currency interest rate swaps.

FOREIGN EXCHANGE RISK ON THE COMBINATION WITH SAB

During 2015 and 2016, AB InBev entered into derivative foreign exchange forward contracts, as well as other non-derivative items also documented in a hedge accounting relationship, in order to economically hedge against exposure to changes in the US dollar exchange rate for the cash component of the SAB purchase consideration in pound sterling and South African rand. Although these derivatives and non-derivative items were considered to be economic hedges, only a portion of such derivatives could qualify for hedge accounting under IFRS rules. Since inception of the derivative contracts in 2015 and upon the completion of the combination with SAB, 12.3 billion US dollar negativemark-to-market adjustment related to such hedging were recognized cumulatively over 2015 and 2016, of which 7.4 billion US dollar qualified for hedge accounting and was, accordingly, allocated as part of the consideration paid.

The portion that did not qualify for hedge accounting was reported as an exceptional finance cost in the profit and loss account in 2016 - see Note 11 Finance cost and income. Furthermore, the settlement of the derivatives that did not qualify for hedge accounting was classified as cash flow from financing activities in the consolidated cash flow statement.

FOREIGN EXCHANGE RISK ON OPERATING ACTIVITIES

As far as foreign currency risk on firm commitments and forecasted transactions is concerned, AB InBev’s policy is to hedge operational transactions which are reasonably expected to occur (e.g. cost of goods sold and selling, general & administrative expenses) within the forecast period determined in the financial risk management policy. Operational transactions that are certain are hedged without any limitation in time. Non-operational transactions (such as acquisitions and disposals of subsidiaries) are hedged as soon as they are certain.

The table below provides an indication of the company’s main net foreign currency positions as regards firm commitments and forecasted transactions for the most important currency pairs. The open positions are the result of the application of AB InBev’s risk management policy. Positive amounts indicate that the company is long (net future cash inflows) in the first currency of the currency pair while negative amounts indicate that the company is short (net future cash outflows) in the first currency of the currency pair. The second currency of the currency pairs listed is the functional currency of the related subsidiary.

	31 December 2017			31 December 2016
Million US dollar	Total exposure	Total hedges	Open position	Total exposure	Total hedges	Open position

Euro/Canadian dollar	(32)	32	—	(52)	52	—
Euro/Mexican peso	(275)	246	(29)	(159)	197	38
Euro/Pound sterling	(82)	110	28	(33)	146	113
Euro/Russian ruble	(58)	68	10	(64)	93	29
Euro/South African rand	(84)	84	—	(64)	64	—
Euro/South Korean won	(53)	44	(9)	(63)	55	(8)
Euro/Ukrainian hryvnia	(58)	—	(58)	(60)	—	(60)
Euro/US dollar	(271)	425	154	(924)	483	(441)
Pound sterling/Euro	(87)	128	41	(69)	71	2
Pound sterling/US dollar	(40)	40	—	(492)	162	(330)
US dollar/Argentinean peso	(678)	678	—	(219)	219	—
US dollar/Australian dollar	(469)	192	(277)	(171)	73	(98)
US dollar/Bolivian boliviano	(20)	20	—	(59)	59	—
US dollar/Brazilian real	(1 184)	1 184	—	(1 102)	1 102	—
US dollar/Canadian dollar	(306)	306	—	(347)	347	—
US dollar/Chilean peso	(324)	324	—	(255)	255	—
US dollar/Chinese yuan	(303)	134	(169)	(248)	228	(20)
US dollar/Colombian peso	(319)	195	(124)	(202)	187	(15)
US dollar/Euro	(157)	145	(12)	(115)	68	(47)
US dollar/Honduran lempira	—	—	—	(172)	—	(172)
US dollar/Mexican peso	(1 143)	873	(270)	(952)	1 065	113
US dollar/Nigerian naira	(172)	—	(172)	(87)	—	(87)
US dollar/Paraguayan guarani	(108)	108	—	(136)	136	—
US dollar/Peruvian nuevo sol	(255)	154	(101)	(196)	123	(73)
US dollar/Russian ruble	(45)	30	(15)	(71)	91	20
US dollar/South African rand	(72)	66	(6)	(95)	95	—
US dollar/South Korean won	(20)	60	40	(48)	112	64
US dollar/Tanzanian shilling	(2)	—	(2)	(85)	14	(71)
US dollar/Ukrainian hryvnia	(18)	—	(18)	(22)	—	(22)
US dollar/Uruguayan peso	(57)	57	—	(44)	44	—
US dollar/Zambian kwacha	(4)	—	(4)	(89)	—	(89)
Others	(118)	104	(14)	(390)	71	(319)

Further analysis on the impact of open currency exposures is performed in the Currency Sensitivity Analysis below.

In conformity with IAS 39 hedge accounting rules, these hedges of firm commitments and highly probable forecasted transactions denominated in foreign currency are designated as cash flow hedges.

FOREIGN EXCHANGE RISK ON NET INVESTMENTS IN FOREIGN OPERATIONS

AB InBev enters into hedging activities to mitigate exposures related to its investments in foreign operations. These strategies are designated as net investment hedges and include both derivative and non-derivative financial instruments.

As of 31 December 2017, designated derivative and non-derivative financial instruments in a net investment hedge relationship amount to 7 424m US dollar equivalent (15 583m US dollar in 2016) in Holding companies and approximately 1 669m US dollar equivalent (1 497m US dollar in 2016) at Ambev level. Those derivatives and non-derivativesare used to hedge foreign operations with functional currencies mainly denominated in Brazilian real, Canadian dollar, Dominican peso, euro, Mexican peso, pound sterling, South Korean won and US dollar.

FOREIGN EXCHANGE RISK ON FOREIGN CURRENCY DENOMINATED DEBT

It is AB InBev’s policy to have the debt in the subsidiaries as much as possible linked to the functional currency of the subsidiary. To the extent this is not the case, hedging is put in place unless the cost to hedge outweighs the benefits. Interest rate decisions and currency mix of debt and cash are decided on a global basis and take into consideration the holistic risk management approach.

A description of the foreign currency risk hedging related to the debt instruments issued in a currency other than the functional currency of the subsidiary is further detailed in the Interest Rate Risk section below.

CURRENCY SENSITIVITY ANALYSIS

Currency transactional risk

Most of AB InBev’s non-derivative monetary financial instruments are either denominated in the functional currency of the subsidiary or are converted into the functional currency through the use of derivatives. However, the company can have open positions in certain countries for which hedging can be limited as the illiquidity of the local foreign exchange market prevents the company from hedging at a reasonable cost. The transactional foreign currency risk mainly arises from open positions in Australian dollar, Chinese yuan, Colombian peso, Mexican peso, Nigerian naira, Peruvian nuevo sol, pound sterling, Russian ruble, South African rand, South Korean won, Tanzanian shilling, Ukrainian hryvnia and Zambian kwacha against the US dollar and the euro. AB InBev estimated the reasonably possible change of exchange rate, on the basis of the average volatility on the open currency pairs, as follows:

	2017
	Closing rate 31 December 2017	Possible closing rate[22]	Volatility of rates in %

Euro/Mexican peso	23.67	20.81 - 26.53	12.07%
Euro/Pound sterling	0.89	0.82 - 0.96	7.94%
Euro/Russian ruble	69.12	60.86 - 77.38	11.95%
Euro/South Korean won	1 280.41	1 181.37 - 1 379.44	7.73%
Euro/Ukrainian hryvnia	33.66	30.39 - 36.93	9.72%
Euro/US dollar	1.20	1.11 - 1.28	7.12%
Pound sterling/US dollar	1.35	1.16 - 1.54	13.99%
US dollar/Australian dollar	1.28	1.18 - 1.38	7.50%
US dollar/Chinese yuan	6.51	6.15 - 6.86	5.45%
US dollar/Colombian peso	2 988.60	2 732.94 - 3 244.26	8.55%
US dollar/Euro	0.83	0.77 - 0.89	7.12%
US dollar/Mexican peso	19.74	17.45 - 22.02	11.59%
US dollar/Nigerian naira	360.03	284.18 - 435.87	21.07%
US dollar/Peruvian nuevo sol	3.24	3.11 - 3.38	4.19%
US dollar/Russian ruble	57.63	51.43 - 63.83	10.76%
US dollar/South African rand	12.35	10.44 - 14.25	15.39%
US dollar/South Korean won	1 067.63	921.4 - 1 213.86	13.70%
US dollar/Tanzanian shilling	2 235.44	2 176.76 - 2 294.12	2.63%
US dollar/Ukrainian hryvnia	28.07	26.86 - 29.27	4.30%
US dollar/Zambian kwacha	9.98	8.91 - 11.05	10.72%

	2016
	Closing rate 31 December 2016	Possible closing rate[23]	Volatility of rates in %

Euro/Mexican peso	21.78	18.12 - 25.45	16.83%
Euro/Pound sterling	0.86	0.76 - 0.96	11.63%
Euro/Russian ruble	63.94	51.45 - 76.43	19.53%
Euro/Ukrainian hryvnia	28.66	24.85 - 32.47	13.30%
Euro/US dollar	1.05	0.97 - 1.14	8.09%
Pound sterling/US dollar	1.23	1.06 - 1.40	13.99%
US dollar/Australian dollar	1.38	1.23 - 1.54	11.22%
US dollar/Chinese yuan	6.94	6.57 - 7.32	5.45%
US dollar/Colombian peso	3 002.14	2 449.43 - 3 554.86	18.41%

[22]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017.
[23]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2016.

US dollar/Euro	0.95	0.87 - 1.03	8.09%
US dollar/Honduran lempira	23.49	23.36 - 23.63	0.57%
US dollar/Mexican peso	20.66	17.20 - 24.13	16.76%
US dollar/Nigerian naira	315.28	192.49 - 438.07	38.95%
US dollar/Peruvian nuevo sol	3.35	3.11 - 3.60	7.29%
US dollar/Russian ruble	60.66	48.77 - 72.55	19.60%
US dollar/South Korean won	1 203.90	1 039.01 - 1 368.80	13.70%
US dollar/Tanzanian shilling	2 180.87	2 151.10 - 2 210.64	1.37%
US dollar/Ukrainian hryvnia	27.19	24.27 - 30.11	10.74%
US dollar/Zambian kwacha	9.94	8.06 - 11.82	18.91%

Had the Australian dollar, Chinese yuan, Colombian peso, Mexican peso, Nigerian naira, Peruvian nuevo sol, pound sterling, Russian ruble, South African rand, South Korean won, Tanzanian shilling, Ukrainian hryvnia and Zambian kwacha weakened/strengthened during 2017 by the above estimated changes against the euro or the US dollar, with all other variables held constant, the 2017 impact on consolidated profit before taxes would have been approximately 142m US dollar (112m US dollar in 2016) higher/lower.

Additionally, the AB InBev sensitivity analysis[1] to the foreign exchange rates on its total derivatives positions as of 31 December 2017, shows a positive/negative pre-tax impact on equity reserves of 639m US dollar (774m US dollar in 2016).

NET FOREIGN EXCHANGE RESULTS

Foreign exchange results recognized on unhedged and hedged exposures and from the related hedging derivative instruments can be summarized per type of hedging relationship as follows:

Million US dollar	2017	2016	2015

Cash flow hedges - hedged items	(2)	98	61
Cash flow hedges - hedging instruments (reclassified from equity)	(11)	(151)	(11)
Economic hedges - hedged items not part of a hedge accounting relationship	406	9	(347)
Economic hedges - hedging instruments not part of a hedge accounting relationship	(455)	(45)	352
Other results - not hedged	(242)	68	323

	(304)	(21)	378

B.	INTEREST RATE RISK

The company applies a dynamic interest rate hedging approach whereby the target mix between fixed and floating rate debt is reviewed periodically. The purpose of AB InBev’s policy is to achieve an optimal balance between cost of funding and volatility of financial results, while taking into account market conditions as well as AB InBev’s overall business strategy.

FAIR VALUE HEDGE

US dollar fixed rate bond hedges (interest rate risk on borrowings in US dollar)

The company entered into several US dollar fixed/floating interest rate swaps to manage and reduce the impact of changes in the US dollar interest rates on the fair value of certain fixed rate bonds with an aggregate principal amount of 3.0 billion US dollar.

These derivative instruments have been designated in a fair value hedge accounting relationship.

CASH FLOW HEDGE

Canadian dollar bond hedges (foreign currency risk + interest rate risk on borrowings in Canadian dollar)

In January 2013, the company issued a series of notes in an aggregated principal amount of 1.2 billion Canadian dollar. These bonds bear interest at 2.375% with maturity in January 2018 and 3.375% with maturity in January 2023.

The company entered into several Canadian dollar fixed/US dollar fixed cross currency interest rate swaps to manage and reduce the impact of changes in the Canadian dollar exchange rate and interest rate on these bonds.

These derivative instruments have been designated in a cash flow hedge accounting relationship.

Pound sterling bond hedges (foreign currency risk + interest rate risk on borrowings in pound sterling)

In September 2013, the company issued a pound sterling bond for an equivalent of 500m pound sterling. This bond bears interest at 4.00% per year with maturity in September 2025.

The company entered into several pound sterling fixed/euro fixed cross currency interest rate swaps to manage and reduce the impact of changes in the pound sterling exchange rate and interest rate on this bond.

These derivative instruments have been designated in a cash flow hedge accounting relationship.

ECONOMIC HEDGE

Marketable debt security hedges (interest rate risk on Brazilian real)

During 2017 and 2016, Ambev invested in highly liquid Brazilian real denominated government debt securities.

The company also entered into interest rate future contacts in order to offset the Brazilian real interest rate exposure of such government bonds. Since both instruments are measured at fair value with changes recorded into profit or loss, no hedge accounting designation was done.

INTEREST RATE SENSITIVITY ANALYSIS

In respect of interest-bearing financial liabilities, the table below indicates their effective interest rates at balance sheet date as well as the split per currency in which the debt is denominated.

31 December 2017	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Australian dollar	2.68%	234	2.68%	234
Brazilian real	9.22%	122	7.61%	199
Canadian dollar	2.09%	207	2.45%	224
Euro	0.35%	3 398	0.35%	3 415
South Africa rand	8.00%	666	8.00%	666
US dollar	1.48%	1 285	1.43%	2 521
Other	16.68%	450	16.68%	450

		6 362		7 709

Fixed rate
Australian dollar	3.70%	1 838	3.70%	1 838
Brazilian real	6.43%	206	5.86%	112
Canadian dollar	3.08%	2 543	3.19%	2 176
Euro	1.88%	26 386	1.70%	34 251
Peruvian nuevo sol	6.87%	33	6.87%	33
Pound sterling	3.83%	4 403	3.80%	3 734
South Korean won	—	—	2.50%	1 000
US dollar	4.18%	74 476	4.51%	65 394
Other	3.36%	252	2.36%	252

		110 137		108 790

31 December 2016	Before hedging		After hedging
Interest-bearing financial liabilities Million US dollar	Effective interest rate	Amount	Effective interest rate	Amount

Floating rate
Brazilian real	9.76%	205	12.62%	729
Canadian dollar	1.55%	386	1.55%	386
Euro	0.20%	3 037	0.12%	4 046
South African rand	8.30%	446	8.30%	446
US dollar	1.82%	10 187	2.33%	18 002
Other	18.75%	352	18.75%	352

		14 613		23 961

Fixed rate
Australian dollar	3.85%	520	3.85%	520
Brazilian real	6.67%	375	6.20%	258
Canadian dollar	2.93%	886	2.89%	554
Euro	0.26%	23 991	1.86%	26 396
Peruvian nuevo sol	5.88%	119	5.88%	119
Pound sterling	6.80%	2 212	9.75%	594
South Korean won	—	—	2.50%	1 000
US dollar	4.06%	79 615	4.15%	68 928
Other	11.41%	412	11.41%	412

		108 130		98 782

At 31 December 2017, the total carrying amount of the floating and fixed rate interest-bearing financial liabilities before hedging listed above includes bank overdrafts of 117m US dollar.

As disclosed in the above table, 7 709m US dollar or 6.62% of the company’s interest bearing financial liabilities bear a variable interest rate. The company estimated that the reasonably possible change of the market interest rates applicable to its floating rate debt after hedging is as follows:

	2017
	Interest rate 31 December 2017[24]	Possible interest rate[25]	Volatility of rates in %

Brazilian real	6.90%	5.29% - 8.50%	23.27%
Canadian dollar	1.54%	1.38% - 1.71%	10.72%
Euro	—	—	3.50%
South African rand	7.16%	6.88% - 7.43%	3.84%
US dollar	1.69%	1.59% - 1.80%	6.00%

	2016
	Interest rate 31 December 2016[26]	Possible interest rate[27]	Volatility of rates in %

Brazilian real	13.20%	12.88% - 13.53%	2.46%
Canadian dollar	0.95%	0.87% - 1.02%	7.83%
Euro	—	—	11.84%
South African rand	7.36%	6.95% - 7.77%	5.55%
US dollar	1.00%	0.89% - 1.11%	11.08%

When AB InBev applies the reasonably possible increase/decrease in the market interest rates mentioned above on its floating rate debt at 31 December 2017, with all other variables held constant, 2017 interest expense would have been 12m US dollar higher/lower (2016: 23m US dollar). This effect would be more than offset by -81m US dollar higher/lower interest income on AB InBev’s interest-bearing financial assets (2016: 53m US dollar).

INTEREST EXPENSE

Interest expense recognized on unhedged and hedged financial liabilities and the net interest expense from the related hedging derivative instruments can be summarized per type of hedging relationship as follows:

Million US dollar	2017	2016	2015

Financial liabilities measured at amortized cost – not hedged	(4 375)	(4 119)	(2 005)
Fair value hedges—hedged items	(34)	(73)	(87)
Fair value hedges—hedging instruments	23	42	50
Cash flow hedges—hedged items	(25)	(24)	(31)
Cash flow hedges—hedging instruments (reclassified from equity)	26	16	24
Net investment hedges—hedging instruments (interest component)	77	34	152
Economic hedges—hedged items not part of a hedge accounting relationship	—	8	8
Economic hedges—hedging instruments not part of a hedge accounting relationship	(6)	24	56

	(4 314)	(4 092)	(1 833)

C.	COMMODITY PRICE RISK

The commodity markets have experienced and are expected to continue to experience price fluctuations. AB InBev therefore uses both fixed price purchasing contracts and commodity derivatives to minimize exposure to commodity price volatility. The company has important exposures to the following commodities: aluminum, barley, coal, corn grits, corn syrup, corrugated board, diesel, fuel oil, glass, hops, labels, malt, natural gas, orange juice, plastics, rice, steel and wheat. As of 31 December 2017, the company has the following commodity derivatives outstanding (in notional amounts): aluminum swaps for 1 412m US dollar (2016: 1 242m US dollar), natural gas and energy derivatives for 211m US dollar (2016: 189m US dollar), exchange traded sugar futures for 87m US dollar (2016: 93m US dollar), corn swaps for 223m US dollar (2016: 179m US dollar), exchange traded wheat futures for 509m US dollar (2016: 557m US dollar), rice swaps for 221m US dollar (2016: 190m US dollar) and plastic derivatives for 91m US dollar (2016: 105m US dollar). These hedges are designated in a cash flow hedge accounting relationship.

COMMODITY PRICE SENSITIVITY ANALYSIS

The impact of changes in the commodity prices for AB InBev’s derivative exposures would have caused an immaterial impact on 2017 profits as most of the company’s commodity derivatives are designated in a hedge accounting relationship.

The table below shows the estimated impact that changes in the price of the commodities, for which AB InBev held material derivative exposures at 31 December 2017, would have on the equity reserves.

	2017
	Volatility of prices in %[28]	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease

Aluminum	14.83%	212	(212)
Sugar	29.38%	26	(26)
Wheat	30.99%	158	(158)
Energy	20.37%	43	(43)
Rice	20.20%	45	(45)
Corn	24.81%	45	(45)
Plastic	17.50%	15	(15)

[24]	Applicable 3-month InterBank Offered Rates as of 31 December 2017 and as of 31 December 2016.
[25]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017 and at December 2016. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M).
[26]	Applicable 3-month InterBank Offered Rates as of 31 December 2017 and as of 31 December 2016.
[27]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017 and at December 2016. For the Brazilian real floating rate debt, the estimated market interest rate is composed of the InterBank Deposit Certificate (‘CDI’) and the Long-Term Interest Rate (‘TJLP’). With regard to other market interest rates, the company’s analysis is based on the 3-month InterBank Offered Rates applicable for the currencies concerned (e.g. EURIBOR 3M, LIBOR 3M).
[28]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017.

	2016
	Volatility of prices in %[29]	Pre-tax impact on equity
Million US dollar		Prices increase	Prices decrease

Aluminum	15.80%	196	(196)
Sugar	32.63%	30	(30)
Wheat	26.43%	147	(147)
Energy	28.60%	54	(54)
Rice	26.38%	50	(50)
Corn	24.30%	44	(44)
Plastic	18.62%	20	(20)

D.	EQUITY PRICE RISK

AB InBev entered into a series of derivative contracts to hedge the risk arising from the different share-based payment programs. The purpose of these derivatives is mainly to effectively hedge the risk that a price increase in the AB InBev shares will negatively impact future cash flows related to the share-based payments. Furthermore, AB InBev entered into a series of derivative contracts to hedge the deferred share instrument related to the Modelo combination (see also Note 11 Finance cost and income and Note 23 Changes in equity and earnings per share) and some share-based payments in connection with the combination with SAB. Most of these derivative instruments could not qualify for hedge accounting therefore they have not been designated in any hedging relationships.

As of 31 December 2017, an exposure for an equivalent of 92.4m of AB InBev shares was hedged, resulting in a total loss of 579m US dollar recognized in the profit or loss account for the period, of which 291m US dollar related to the company’s share-based payment programs, 146m US dollar and 142m US dollar related to the Modelo and SAB transactions, respectively.

Between 2012 and 2016, AB InBev reset with counterparties certain derivative contracts to market price. This resulted in a cash inflow of 3.2 billion US dollar between 2012 and 2016 and a cash outflow of 0.3 billion US dollar in 2017 and, accordingly, a decrease of counterparty risk.

EQUITY PRICE SENSITIVITY ANALYSIS

The sensitivity analysis on the share-based payments hedging program, calculated based on a 15.68% (2016: 22.84%) reasonable possible volatility[30] of the AB InBev share price and with all the other variables held constant, would show 1 422m US dollar positive/negative impact on the 2017 profit before tax (2016: 2 236m US dollar).

E.	CREDIT RISK

Credit risk encompasses all forms of counterparty exposure, i.e. where counterparties may default on their obligations to AB InBev in relation to lending, hedging, settlement and other financial activities. The company has a credit policy in place and the exposure to counterparty credit risk is monitored.

AB InBev mitigates its exposure to counterparty credit risk through minimum counterparty credit guidelines, diversification of counterparties, working within agreed counterparty limits and through setting limits on the maturity of financial assets. The company has furthermore master netting agreements with all of the financial institutions that are counterparties to the over the counter (OTC) derivative financial instruments. These agreements allow for the net settlement of assets and liabilities arising from different transactions with the same counterparty. Based on these factors, AB InBev considers the risk of counterparty default per 31 December 2017 to be limited.

AB InBev has established minimum counterparty credit ratings and enters into transactions only with financial institutions of investment grade. The company monitors counterparty credit exposures closely and reviews any downgrade in credit rating immediately. To mitigate pre-settlement risk, minimum counterparty credit standards become more stringent as the duration of the derivative financial instruments increases. To minimize the concentration of counterparty credit risk, the company enters into derivative transactions with different financial institutions.

[29]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2016.
[30]	Sensitivity analysis is assessed based on the yearly volatility using daily observable market data during 250 days at 31 December 2017.

EXPOSURE TO CREDIT RISK

The carrying amount of financial assets represents the maximum credit exposure of the company. The carrying amount is presented net of the impairment losses recognized. The maximum exposure to credit risk at the reporting date was:

	2017			2016
Million US dollar	Gross	Impairment	Net carrying amount	Gross	Impairment	Net carrying amount

Debt securities held for trading	1 304	—	1 304	5 659	—	5 659
Available for sale	83	(7)	76	65	(7)	58
Held to maturity	24	—	24	24	—	24
Trade receivables	4 917	(194)	4 723	4 399	(202)	4 197
Cash deposits for guarantees	209	—	209	200	—	200
Loans to customers	179	—	179	100	—	100
Other receivables	2 326	(117)	2 209	2 818	(109)	2 709
Derivatives	483	—	483	1 117	—	1 117
Cash and cash equivalents	10 472	—	10 472	8 579	—	8 579

	19 997	(318)	19 679	22 961	(318)	22 643

There was no significant concentration of credit risks with any single counterparty per 31 December 2017 and no single customer represented more than 10% of the total revenue of the group in 2017.

IMPAIRMENT LOSSES

The allowance for impairment recognized during the period per classes of financial assets was as follows:

	2017
Million US dollar	Available for sale	Trade receivables	Loans to customers	Other receivables	Total

Balance at 1 January	(7)	(202)	—	(109)	(318)
Impairment losses	—	(55)	—	(4)	(59)
Derecognition	—	53	—	1	54
Currency translation and other	—	10	—	(5)	5

Balance at 31 December	(7)	(194)	—	(117)	(318)

	2016
Million US dollar	Available for sale	Trade receivables	Loans to customers	Other receivables	Total

Balance at 1 January	(9)	(230)	—	(99)	(338)
Impairment losses	—	(43)	—	—	(43)
Derecognition	—	69	—	2	71
Currency translation and other	2	2	—	(12)	(8)

Balance at 31 December	(7)	(202)	—	(109)	(318)

	2015
Million US dollar	Available for sale	Trade receivables	Loans to customers	Other receivables	Total

Balance at 1 January	(11)	(260)	(30)	(128)	(429)
Impairment losses	—	(41)	—	(16)	(57)
Derecognition	—	20	30	22	72
Currency translation and other	2	51	—	23	76

Balance at 31 December	(9)	(230)	—	(99)	(338)

F.	LIQUIDITY RISK

AB InBev’s primary sources of cash flow have historically been cash flows from operating activities, the issuance of debt, bank borrowings and the issuance of equity securities. AB InBev’s material cash requirements have included the following:

•	Debt service;

•	Capital expenditures;

•	Investments in companies;

•	Increases in ownership of AB InBev’s subsidiaries or companies in which it holds equity investments;

•	Share buyback programs; and

•	Payments of dividends and interest on shareholders’ equity.

The company believes that cash flows from operating activities, available cash and cash equivalent and short term investments, along with the derivative instruments and access to borrowing facilities, will be sufficient to fund capital expenditures, financial instrument liabilities and dividend payments going forward. It is the intention of the company to continue to reduce its financial indebtedness through a combination of strong operating cash flow generation and continued refinancing.

The following are the nominal contractual maturities of non-derivative financial liabilities including interest payments and derivative financial assets and liabilities:

	2017
Million US dollar	Carrying amount[31]	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Secured bank loans	(502)	(590)	(318)	(137)	(23)	(42)	(70)
Commercial papers	(1 870)	(1 871)	(1 871)	—	—	—	—
Unsecured bank loans	(892)	(927)	(761)	(129)	(37)	—	—
Unsecured bond issues	(112 837)	(167 056)	(8 951)	(13 951)	(12 908)	(24 655)	(106 591)
Unsecured other loans	(68)	(114)	(17)	(23)	(13)	(7)	(54)
Finance lease liabilities	(213)	(301)	(42)	(42)	(32)	(40)	(145)
Bank overdraft	(117)	(117)	(117)	—	—	—	—
Trade and other payables	(26 167)	(26 628)	(24 756)	(476)	(207)	(289)	(900)

	(142 666)	(197 604)	(36 833)	(14 758)	(13 220)	(25 033)	(107 760)

Derivative financial assets/(liabilities)
Interest rate derivatives	(96)	(101)	(9)	(21)	(14)	16	(73)
Foreign exchange derivatives	(61)	(52)	(59)	7	—	—	—
Cross currency interest rate swaps	(897)	(1 043)	65	(128)	114	(904)	(190)
Commodity derivatives	179	143	139	4	—	—	—
Equity derivatives	(1 036)	(1 134)	(1 134)	—	—	—	—

	(1 911)	(2 187)	(998)	(138)	100	(888)	(263)

Of which: directly related to cash flow hedges	(20)	(29)	64	5	2	4	(104)

	2016
Million US dollar	Carrying amount[1]	Contractual cash flows	Less than 1 year	1-2 years	2-3 years	3-5 years	More than 5 years

Non-derivative financial liabilities
Secured bank loans	(862)	(937)	(676)	(116)	(33)	(32)	(80)
Commercial papers	(2 053)	(2 054)	(2 054)	—	—	—	—
Unsecured bank loans	(9 662)	(11 057)	(1 618)	(535)	(365)	(8 535)	(4)
Unsecured bond issues	(109 627)	(162 300)	(7 284)	(10 262)	(13 713)	(25 383)	(105 658)
Unsecured other loans	(122)	(279)	(27)	(41)	(33)	(41)	(137)
Finance lease liabilities	(234)	(346)	(44)	(42)	(44)	(70)	(146)
Bank overdraft	(184)	(184)	(184)	—	—	—	—
Trade and other payables	(24 879)	(25 398)	(23 717)	(449)	(209)	(331)	(692)

	(147 623)	(202 555)	(35 604)	(11 445)	(14 397)	(34 392)	(106 717)

Derivative financial assets/(liabilities)
Interest rate derivatives	(267)	(269)	5	3	(13)	(35)	(229)
Foreign exchange derivatives	47	42	44	(2)	—	—	—
Cross currency interest rate swaps	(32)	(58)	22	(97)	—	55	(38)
Commodity derivatives	125	117	107	10	—	—	—
Equity derivatives	(490)	(499)	(499)	—	—	—	—

	(617)	(667)	(321)	(86)	(13)	20	(267)

Of which: directly related to cash flow hedges	28	6	176	(112)	(2)	—	(56)

G.	CAPITAL MANAGEMENT

AB InBev is continuously optimizing its capital structure targeting to maximize shareholder value while keeping the desired financial flexibility to execute the strategic projects. AB InBev’s capital structure policy and framework aims to optimize shareholder value through cash flow distribution to the company from its subsidiaries, while maintaining an investment-grade rating and minimizing

[31]	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

investments with returns below AB InBev’s weighted average cost of capital. Besides the statutory minimum equity funding requirements that apply to the company’s subsidiaries in the different countries, AB InBev is not subject to any externally imposed capital requirements. When analyzing AB InBev’s capital structure the company uses the same debt/equity classifications as applied in the company’s IFRS reporting.

H.	FAIR VALUE

Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. In conformity with IAS 39 all derivatives are recognized at fair value in the balance sheet.

The fair value of derivative financial instruments is either the quoted market price or is calculated using pricing models taking into account current market rates.

The fair value of these instruments generally reflects the estimated amount that AB InBev would receive on the settlement of favorable contracts or be required to pay to terminate unfavorable contracts at the balance sheet date, and thereby takes into account any unrealized gains or losses on open contracts.

The following table summarizes for each type of derivative the fair values recognized as assets or liabilities in the balance sheet:

	Assets		Liabilities		Net
Million US dollar	2017	2016	2017	2016	2017	2016
Foreign currency
Forward exchange contracts	151	492	(211)	(441)	(60)	51
Foreign currency futures	1	3	(2)	(7)	(1)	(4)

Interest rate
Interest rate swaps	14	26	(37)	(216)	(23)	(190)
Cross currency interest rate swaps	9	182	(906)	(214)	(897)	(32)
Other interest rate derivatives	—	—	(73)	(77)	(73)	(77)

Commodities
Aluminum swaps	178	69	(5)	(8)	173	61
Sugar futures	24	22	(20)	(5)	4	17
Wheat futures	34	52	(22)	(30)	12	22
Other commodity derivatives	10	46	(20)	(21)	(10)	25

Equity
Equity derivatives	62	225	(1 098)	(715)	(1 036)	(490)

	483	1 117	(2 394)	(1 734)	(1 911)	(617)

Of which:
Non-current	25	146	(937)	(471)	(912)	(325)
Current	458	971	(1 457)	(1 263)	(999)	(292)

The following table summarizes the carrying amounts of the fixed rate interest-bearing financial liabilities as recognized in the balance sheet and the fair value of these liabilities. The fair value was assessed using common discounted cash-flow method based on market conditions existing at the balance sheet date. Therefore, the fair value of the fixed interest-bearing liabilities is within level 2 of the fair value hierarchy as set forth by IFRS 13 – Fair value measurement. Floating rate interest-bearing financial liabilities and all trade and other receivables and payables, including derivatives financial instruments, have been excluded from the analysis as their carrying amounts as recognized in the balance sheet are a reasonable approximation of their fair values:

Interest-bearing financial liabilities Million US dollar	2017 Carrying amount[32]	2017 Fair value	2016 Carrying amount[1]	2016 Fair value
Fixed rate
Australian dollar	(1 838)	(1 896)	(520)	(518)
Brazilian real	(206)	(206)	(375)	(375)
Canadian dollar	(2 543)	(2 574)	(886)	(954)
Euro	(26 386)	(26 942)	(23 991)	(26 684)
Peruvian nuevo sol	(33)	(33)	(119)	(118)
Pound sterling	(4 403)	(4 902)	(2 212)	(2 847)
US dollar	(74 476)	(83 482)	(79 615)	(85 397)
Other	(252)	(252)	(412)	(411)

	(110 137)	(120 287)	(108 130)	(117 305)

[32]	“Carrying amount” refers to net book value as recognized in the balance sheet at each reporting date.

As required by IFRS 13 Fair value measurement, the following table provides an analysis of financial instruments that are measured subsequent to initial recognition at fair value, grouped into Levels 1 to 3 based on the degree to which the fair value is observable.

•	Level 1 fair value measurements are those derived from quoted prices (unadjusted) in active markets for identical assets or liabilities.

•	Level 2 fair value measurements are those derived from inputs other than quoted prices included within Level 1 that are observable for the asset or liability, either directly (i.e. as prices) or indirectly (i.e. derived from prices).

•	Level 3 fair value measurements are those derived from valuation techniques for which the lowest level of input that is significant to the fair value measurement is unobservable.

Fair value hierarchy 2017 Million US dollar	Quoted (unadjusted) prices - level 1	Observable market inputs - level 2	Unobservable market inputs - level 3
Financial Assets
Held for trading (non-derivatives)	1 304	5	—
Derivatives at fair value through profit and loss	—	89	—
Derivatives in a cash flow hedge relationship	9	340	—
Derivatives in a fair value hedge relationship	—	36	—
Derivatives in a net investment hedge relationship	—	9	—

	1 313	479	—

Financial Liabilities
Non-derivatives recognized at fair value	—	—	—
Deferred consideration on acquisitions at fair value	—	—	2 210
Derivatives at fair value through profit and loss	1	1 210	—
Derivatives in a cash flow hedge relationship	28	341	—
Derivatives in a fair value hedge relationship	—	129	—
Derivatives in a net investment hedge relationship	—	685	—

	29	2 365	2 210

Fair value hierarchy 2016 Million US dollar	Quoted (unadjusted) prices—level 1	Observable market inputs—level 2	Unobservable market inputs—level 3
Financial Assets
Held for trading (non-derivatives)	5 659	—	—
Derivatives at fair value through profit and loss	1	338	—
Derivatives in a cash flow hedge relationship	30	549	—
Derivatives in a fair value hedge relationship	—	54	—
Derivatives in a net investment hedge relationship	—	145	—

	5 690	1 086	—

Financial Liabilities
Non-derivatives recognized at fair value	—	1 485	—
Deferred consideration on acquisitions at fair value	—	—	1 826
Derivatives at fair value through profit and loss	3	818	—
Derivatives in a cash flow hedge relationship	27	524	—
Derivatives in a fair value hedge relationship	—	354	—
Derivatives in a net investment hedge relationship	—	8	—

	30	3 189	1 826

DERIVATIVE INSTRUMENTS

The fair value of exchange traded derivatives (e.g. exchange traded foreign currency futures) is determined by reference to the official prices published by the respective exchanges (e.g. the New York Board of Trade). The fair value of over-the-counter derivatives is determined by commonly used valuation techniques. These are based on market inputs from reliable financial information providers.

NON-DERIVATIVE FINANCIAL LIABILITIES

As part of the 2012 shareholders agreement between Ambev and E. León Jimenes S.A. (“ELJ”), following the acquisition of Cervecería Nacional Dominicana S.A. (“CND”), a put and call option is in place which may result in Ambev acquiring additional shares in CND. As of 31 December 2017, the put option was valued 1 669m US dollar (2016: 1 497m US dollar) and recognized as a deferred consideration on acquisitions at fair value in “level 3” category above. The variance is mainly explained by accretion expenses and currency translation. No value was allocated to the call option. The fair value of such deferred consideration is calculated based on commonly-used valuation techniques (i.e. net present value of future principal and interest cash flows discounted at market rate). These are based on market inputs from reliable financial information providers. On 1 December 2017, Ambev announced that ELJ partially exercised its option to sell approximately 30% of the shares of CND for an amount of 0.9 billion US dollar. The transaction closed in January 2018 resulting in Ambev’s participation in CND increasing from 55% to 85%.

Fair values determined by reference to prices provided by reliable financial information providers are periodically checked for consistency against other pricing sources.

I.	OFFSETTING FINANCIAL ASSETS & FINANCIAL LIABILITIES

The following financial assets and liabilities are subject to offsetting, enforceable master netting agreements and similar agreements:

	2017
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[33]	Other offsetting agreements[34]	Total net amount
Derivative assets	483	483	(466)	17
Derivative liabilities	(2 394)	(2 394)	466	(1 928)

	2016
Million US dollar	Gross amount	Net amount recognized in the statement of financial position[1]	Other offsetting agreements[2]	Total net amount
Derivative assets	1 117	1 117	(1 054)	63
Derivative liabilities	(1 734)	(1 734)	1 261	(473)